TIFF INVESTMENT PROGRAM (“TIP”)

Supplement Dated October 2, 2023
to the Prospectus Dated April 28, 2023, as Supplemented April 28, 2023,
the TIP Statement of Additional Information Dated April 28, 2023, and

the TIFF Multi-Asset Fund Summary Prospectus Dated April 28, 2023

This supplement provides new and additional information to the TIP prospectus dated April 28, 2023, as supplemented April 28, 2023 (the “Prospectus”), the TIP Statement of Additional Information dated April 28, 2023 (the “SAI”), and the TIFF Multi-Asset Fund summary prospectus dated April 28, 2023 (together with the Prospectus, the “Prospectuses”).

Effective on September 29, 2023, TIFF Advisory Services, Inc. (“TAS”), the investment adviser to TIFF Multi-Asset Fund, converted from a Delaware non-stock corporation to an employee-owned public benefit limited liability company, organized under Delaware law (the “Reorganization”).

All references in the Prospectuses and the SAI to “TIFF Advisory Services, Inc.” are hereby replaced with “TIFF Advisory Services, LLC” (the new name of TAS after the Reorganization).

Please keep this supplement for future reference.